Credit and Other Debt Agreements - Summary of Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Semi-annual payments of interest	$ 775.0	$ 854.0	$ 685.0
Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	725.0	725.0	675.0
Fixed Rate of 6.26%, Balloon Due 2014 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	100.0	100.0	100.0
Fixed Rate of 6.44%, Balloon Due 2017 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	300.0	300.0	300.0
Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	150.0	150.0	150.0
Fixed Rate of 5.18%, Balloon Due 2021 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	75.0	75.0	75.0
Fixed Rate of 5.49%, Balloon Due 2023 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	50.0	50.0	50.0
Fixed Rate of 3.99%, Balloon Due 2020 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	50.0	50.0
Prime or LIBOR Plus Up To 2.00%, Expires July 14, 2014 [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	$ 50.0	$ 129.0	$ 10.0